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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark A. Boyar                  New York, New York   January 27, 2004
   -------------------------------    ------------------   ----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: 239,864
                                        --------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                        BOYAR ASSET MANAGEMENT

               FORM 13F INFORMATION TABLE - DECEMBER 31, 2003


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLTEL CORP COM           Common            20039103   5,217  112,011      SH            SOLE                112,011
AMERICAN EXPRESS CO       Common            25816109   1,386   28,739      SH            SOLE                 28,739
AMERICAN INTL GROUP I     Common            26874107     497    7,506      SH            SOLE                  7,506
APPLE COMPUTER INC        Common            37833100     252   11,800      SH            SOLE                 11,800
ARBITRON INC COM          Common           03875Q108   1,761   42,200      SH            SOLE                 42,200
AUTOMATIC DATA PROCES     Common            53015103   3,676   92,800      SH            SOLE                 92,800
AVIALL INC NEW COM        Common           05366B102   4,852  312,800      SH            SOLE                312,800
BANK NEW YORK INC COM     Common            64057102   6,807  205,525      SH            SOLE                205,525
BANK OF AMER CORP COM     Common            60505104     483    6,000      SH            SOLE                  6,000
BANK ONE CORP COM         Common           06423A103   1,477   32,400      SH            SOLE                 32,400
BRISTOL MYERS SQUIBB      Common           110122108   7,080  247,550      SH            SOLE                247,550
CABLEVISION SYS CORP      Common           12686C109   8,581  366,863      SH            SOLE                366,863
CARNIVAL PAIRED CERTI     Common           143658300   6,758  170,100      SH            SOLE                170,100
CENDANT CORP COM          Common           151313103   8,394  376,900      SH            SOLE                376,900
CEVA INC                  Common           157210105     307   29,478      SH            SOLE                 29,478
CITIGROUP INC.            Common           172967101  11,307  232,948      SH            SOLE                232,948
COMCAST CORP CL A SPL     Common           20030N200   6,643  212,300      SH            SOLE                212,300
CROSS A T CO CL A         Common           227478104     317   47,600      SH            SOLE                 47,600
CVS CORP COM              Common           126650100   3,807  105,400      SH            SOLE                105,400
DIEBOLD INC COM           Common           253651103   4,267   79,200      SH            SOLE                 79,200
DISNEY WALT PRODTNS       Common           254687106   8,803  377,323      SH            SOLE                377,323
DOW JONES & CO INC CO     Common           260561105   3,420   68,600      SH            SOLE                 68,600
DSP GROUP INC COM         Common           23332B106   1,482   59,400      SH            SOLE                 59,400
ETHAN ALLEN INTERIORS     Common           297602104   2,102   50,200      SH            SOLE                 50,200
FACTORY 2-U INC COM       Common           303072102      19   14,000      SH            SOLE                 14,000
GENERAL ELEC CO COM       Common           369604103   5,013  161,820      SH            SOLE                161,820
HANOVER DIRECT INCR C     Common           410783104      81  367,571      SH            SOLE                367,571
HEINZ H J CO COM          Common           423074103   5,366  147,300      SH            SOLE                147,300
HILTON HOTEL CORP         Common           432848109   8,217  479,700      SH            SOLE                479,700
HUDSON UTD BANCORP CO     Common           444165104   3,130   84,717      SH            SOLE                 84,717
IHOP CORP NEW COM         Common           449623107   5,170  134,350      SH            SOLE                134,350
IMS HEALTH INC COM        Common           449934108     910   36,600      SH            SOLE                 36,600
INTERNATIONAL BUSINES     Common           459200101     212    2,283      SH            SOLE                  2,283
INTUIT INC COM            Common           461202103     206    3,900      SH            SOLE                  3,900
J.P. MORGAN CHASE & C     Common           46625H100  10,090  274,706      SH            SOLE                274,706
LEHMAN BROS HLDGS INC     Common           524908100   3,495   45,261      SH            SOLE                 45,261
LIMITED INC               Common           532716107   5,797  321,500      SH            SOLE                321,500
MCDONALDS CORP COM        Common           580135101   7,216  290,600      SH            SOLE                290,600
MELLON FINL CORP          Common           58551A108   1,952   60,800      SH            SOLE                 60,800

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
MEREDITH CORP             Common           589433101   2,933   60,100      SH            SOLE                 60,100
MERRILL LYNCH & CO. I     Common           590188108   6,082  103,700      SH            SOLE                103,700
MGM GRAND INC COM         Common           552953101   6,732  179,000      SH            SOLE                179,000
MIDAS GROUP INC COM       Common           595626102   4,262  298,009      SH            SOLE                298,009
NEIMAN MARCUS A           Common           640204202     939   17,500      SH            SOLE                 17,500
PEPSIAMERICAS             Common           71343P200   7,363  430,075      SH            SOLE                430,075
PFIZER INC                Common           717081103   5,752  162,814      SH            SOLE                162,814
PLAYBOY ENTERPRISES I     Common           728117300   5,081  314,400      SH            SOLE                314,400
PRIME HOSPITALITY COR     Common           741917108   3,315  325,000      SH            SOLE                325,000
PROVIDIAN FINL CORP C     Common           74406A102   1,489  127,900      SH            SOLE                127,900
SCHERING PLOUGH CORP      Common           806605101   1,374   79,000      SH            SOLE                 79,000
SCHOLASTIC CORP COM       Common           807066105   5,508  161,800      SH            SOLE                161,800
SEARS ROEBUCK & CO        Common           812387108   4,672  102,700      SH            SOLE                102,700
TIFFANY & CO NEW COM      Common           886547108     316    7,000      SH            SOLE                  7,000
TIME WARNER INC           Common           887317105  10,196  566,735      SH            SOLE                566,735
TOYS 'R' US INC           Common           892335100   1,303  103,070      SH            SOLE                103,070
TRAVELERS PPTY CAS CO     Common           89420G109   6,778  403,956      SH            SOLE                403,956
TUPPERWARE CORP COM       Common           899896104   3,302  190,400      SH            SOLE                190,400
UNAPIX ENTMT INC COM      Common           904270105       0   21,000      SH            SOLE                 21,000
UNITED PARCEL SVC INC     Common           911312106     216    2,900      SH            SOLE                  2,900
VIACOM INC COM NON VT     Common           925524308   5,701  128,465      SH            SOLE                128,465

TOTAL                                                239,864